Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expenses	$ 1,150	$ 81,271	$ 182,595
Short-term lease expenses	$ 154,814	$ 13,540